Related Party Transactions - Schedule of Other Transactions with Related Parties (Detail) - CLP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Adexus S A [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		$ (8)	$ (8)
Bcycle Latam SPA [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(1,109)	(2,165)
Combanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	$ (225)	(252)	(472)
Comder Contraparte Central S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(415)	(434)	(826)
Compania Chilena de Television S A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(8)	(8)
Corp Group Holding Inversiones Limitada [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(220)	(250)	(537)
Hotel Corporation of Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(8)	(8)
Inmetrics Chile S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$			(1,470)
Inmobiliaria Edificio Corpgroup S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(13,663)	(14,830)	(14,175)
Effect on profit (loss) expense MCh$	(1,127)	(2,323)	(4,693)
Inmobiliaria Gabriela S A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(666)	(755)	(708)
Effect on profit (loss) expense MCh$	(65)	(63)	(128)
Inversiones Corp Group Interhold Ltda [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(2,675)	(1,301)	(2,613)
Itau Chile Inv. Serv.y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(63)	(192)	(198)
Effect on profit (loss) expense MCh$	(62)	(533)	(1,143)
Itau Unibanco S.A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	1,245	1,121	1,549
Effect on profit (loss) income MCh$	1,301	1,460	2,213
Effect on profit (loss) expense MCh$	(291)
Operadora de Tarjeta de Credito Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(1,446)	(1,679)	(3,319)
Pulso Editorial S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(89)	(15)	(24)
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(1,796)	(1,614)	(3,094)
SMU SA, Rendic Hnos. S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$		2,190	991
Effect on profit (loss) expense MCh$	(991)	(1,189)	(2,388)
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$		1,121
Effect on profit (loss) expense MCh$	$ (5,065)	$ (7,297)	$ (13,177)